SEGMENTS, MAJOR CUSTOMERS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of segment reporting information, by segment
	Year ended December 31, 2024
	Cyber Security	IoT	e-Gov	Total
Revenues	$1,198	$25,283	$1,154	$27,635

Operating Income (loss)	271	39	(1,087)	(777)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$87	$3,016	$158	$3,261

	Year ended December 31, 2023
	Cyber Security	IoT	e-Gov	Total
Revenues	$1,260	$23,766	$1,544	$26,570

Operating Income (Loss)	524	(99)	(3,676)	(3,359)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$8	$2,519	$174	$2,701

	Year ended December 31, 2022
	Cyber Security	IoT	e-Gov	Total
Revenues	$1,384	$15,628	$637	$17,649

Operating loss	680	(3,993)	(2,692)	(6,005)

Goodwill	1,075	2,229	3,722	7,026

Total Property and Equipment, net	$30	$1,590	$50	$1,640

Schedule of reconciliation of operating profit (loss) from segments to consolidated
	Year ended December 31,
	2024	2023	2022
Operating loss
Total operating loss of reportable segments	$(777)	$(3,359)	(6,005)
Financial expenses, net	1,020	(663)	(1,751)
Loss before income taxes	$243	$(4,022)	(7,756)

Schedule of external customer revenues by geographic area
	Year ended December 31,
	2024		2023		2022
	Total Revenues	Property and Equipment, net	Total revenues	Property and Equipment, net	Total Revenues	Property and Equipment, net
Africa	$774	$-	$1,455	$-	$374	$-
European countries	18,166	-	17,673	-	9,559	-
South America	8	-	12	-	-	-
United States	7,092	11	6,766	21	6,877	38
Israel	1,533	3,250	585	2,680	693	1,602
APAC	62	-	79	-	146	-

	$27,635	$3,261	$26,570	$2,701	$17,649	$1,640

Schedule of revenues by external customers by products and services
	Year ended December 31,
	2024	2023	2022
Raw materials and equipment	$2,508	$2,841	302
Electronic monitoring	18,386	17,819	11,614
Treatment programs	5,158	4,538	3,998
Maintenance, royalties and project management	1,583	1,372	1,735

	$27,635	$26,570	17,649

Schedule of major customers, percent of total sales
	Year ended December 31,
	2024	2023	2022
Customer A	53%	50%	36%
Customer B	6%	9%	-
	59%	59%	36%